Other receivables (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current
R&D tax credits and other indirect tax receivables	€ 159	€ 148
Deposits	45	47
Other	35	60
Total other non-current receivables	239	255
Current
R&D tax credits, VAT and other indirect tax receivables	468	480
Prepayments related to contract manufacturing	62	22
IT-related prepaid expenses	41	42
Divestment-related receivables	26	23
Other	337	292
Total other current receivables	€ 934	€ 859